STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares [Member]	Other reserves [Member]	Accumulated Deficit [Member]	Total Shareholders' Equity of Optibase Ltd. [Member]	Non-controlling Interests [Member]	Total
Balance at Dec. 31, 2015	$ 988	$ 137,961	$ (354)	$ (1,906)	$ (80,905)	$ 55,784	$ 19,800	$ 75,584
Stock-based compensation		60				60		60
Issuance of shares upon exercise of stock options	5	186				191		191
Issuance of treasury shares upon vesting of shares		(52)	267		(215)
Dividend to non-controlling interests							(2,209)	(2,209)
Other comprehensive income (loss)				(1,096)		(1,096)	(522)	(1,618)
Net income (loss)					195	195	1,925	2,120
Balance at Dec. 31, 2016	993	138,155	(87)	(3,002)	(80,925)	55,134	18,994	74,128
Stock-based compensation		15				15		15
Dividend to non-controlling interests							(2,089)	(2,089)
Other comprehensive income (loss)				2,639		2,639	831	3,470
Equity component of transaction with controlling shareholder				372		372		372
Net income (loss)					(1,123)	(1,123)	2,295	1,172
Balance at Dec. 31, 2017	993	138,170	(87)	9	(82,048)	57,037	20,031	77,068
Stock-based compensation		17				17		17
Issuance of shares upon exercise of stock options	1					1		1
Dividend to non-controlling interests							(2,067)	(2,067)
Other comprehensive income (loss)				(757)		(757)	(207)	(964)
Equity component of transaction with controlling shareholder				42		42		42
Net income (loss)					(2,781)	(2,781)	2,077	(704)
Balance at Dec. 31, 2018	$ 994	$ 138,187	$ (87)	$ (706)	$ (84,829)	$ 53,559	$ 19,834	$ 73,393